Cover	Oct. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-42622
Entity Registrant Name	Copley Acquisition Corp
Entity Central Index Key	0002045473
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1801-1803, 18/K
Entity Address, Address Line Two	Alexandra House
Entity Address, Address Line Three	18 Chater Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2861 3335
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	COPLU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	COPL
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	COPLW
Security Exchange Name	NYSE